Revenue from contracts with customers	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Revenue from contracts with customers
3. Revenue from contracts with customers
The tables in notes 2 and 3 show revenue from contracts with customers disaggregated
by operating segment, geography and
business
model. These disaggregation categories are appropriate as they represent the key groupings used in managing and evaluating underlying performance of each of the businesses. The categories also reflect groups of similar types of transactional characteristics, among similar customers, with similar accounting conclusions.
In 2025, the Group has changed how it disaggregates revenue to better align with the current business model and how revenue is managed by the CODM. All comparative disclosures have been
r
e
presen
ted
.
The following table analyses the Group’s revenue streams by business model.

							2025

All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Enterprise Learning & Skills	Higher Education	Strategic Review	Total

Services	1,174	511	186	202	–	–	2,073

Software	229	–	47	69	627	–	972

Print	201	–	172	11	148	–	532

Total	1,604	511	405	282	775	–	3,577

							2024 1

All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Enterprise Learning & Skills	Higher Education	Strategic Review	Total

Services	1,150	489	193	193	–	–	2,025

Software	209	–	49	61	605	–	924

Print	232	–	178	17	176	–	603

Total	1,591	489	420	271	781	–	3,552

1.	Comparative amounts have been restated to reflect the move between operating segments and the change in revenue disaggregation categories.

							2023 1

All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Enterprise Learning & Skills	Higher Education	Strategic Review	Total

Services	1,120	616	194	187	6	–	2,123

Software	202	–	45	65	595	–	907

Pr int	237	–	176	17	205	9	644

Total	1,559	616	415	269	806	9	3,674

1.	Comparative amounts have been restated to reflect the move between operating segments and the change in revenue disaggregation categories.
The following is a description of the nature of the Group’s performance obligations within contracts with customers broken down by revenue stream, along with judgements and estimates made within each of those revenue streams.
Services
Revenue is generated by the provision of services for which human and physical resources are a critical and material component for performance and delivery. Key revenue streams by segment are as follows:

•	Assessment & Qualifications – Pearson Professional Assessment, US Student Assessment and UK & International Qualifications;

•	Virtual Learning – Pearson Virtual Schools (Partner schools) and Online Program Management (up to the point of disposal in 2023);

•	English Language Learning – Pearson Test of English (PTE); and

•	Enterprise Learning & Skills – UK & International Vocational Qualifications.
Revenue for Services is recognised over time as performance against the obligations occurs. The method for assessing the extent of performance against the obligations, and the related revenue recognition method, varies depending upon the revenue stream.
Where revenue is generated from transactions delivering assessments directly to end users, such as Pearson Professional Assessments and PTE, Pearson’s main obligation to the customer involves test delivery and scoring. Test delivery and scoring are defined as a single performance obligation delivered over time whether the test is subsequently manually scored or digitally scored on the day of the assessment. Revenue is recognised when the performance obligation has been completed.
Where revenue is generated from multi-year contractual arrangements related to large-scale assessment delivery, such as US Student Assessment and UK & International Qualifications, a variety of service activities are performed such as test administration, delivery, scoring, operational services and programme management. These services are not treated as distinct in the context of the customer contract as Pearson provides an integrated managed service offering and these activities are accounted for together as one comprehensive performance obligation. Agreements may span multiple years, however, the contract duration has been determined to be each testing cycle based on contract structure, including clauses regarding termination.
Within each testing cycle, the transaction price may contain both fixed and variable amounts. Variable consideration within these transactions primarily relates to expected testing volumes to be delivered in the cycle. The assumptions, risks and uncertainties inherent to long-term contract accounting can affect the amounts and timing of revenue and related expenses reported. Variable consideration is measured using the expected value method, except where amounts are contingent upon a future event’s occurrence, such as performance bonuses. Such event-driven contingency payments are measured using the most likely amount approach. In estimating and constraining variable consideration, historical experience, current trends and local market conditions are considered. To the extent that a higher degree of uncertainty exists regarding variable consideration, these amounts are excluded from the transaction price and recognised when the uncertainty is reasonably removed.
Revenue is recognised over time, based on the extent of progress towards completion of the performance obligation, as the customer is benefiting through a continuous transfer of control to the customer. The selection of the method to measure progress towards completion requires judgement and is based on the nature of the services provided. A percentage of completion method, calculated using the proportion of the total estimated costs incurred to date, is used to recognise the transfer of control of services as these services are not provided evenly thro ugh
out the testing cycle and involve varying degrees of effort during the contract term.
Where revenue is generated from multi-year contractual arrangements related to large-scale educational service delivery to academic institutions, such as Pearson Virtual Schools, a variety of services are provided such as programme development, student acquisition, education and platform technology, instructional services and various support services. These services are not treated as distinct in the context of the customer contract as Pearson provides an integrated managed service offering and these activities are accounted for together as one comprehensive performance obligation. Agreements may span multiple years, however, the contract duration has been determined to be each academic period based on the structure of contracts, including clauses regarding termination.
Within each academic period, the transaction price may contain both fixed and variable amounts which require estimation during the academic period. Estimation is required where consideration is based upon average enrolments or other metrics which are not known at the start of the academic year. Variable consideration is measured using the expected value method. Historical experience, current trends, local circumstances and customer specific funding formulas are considered in estimating and constraining variable consideration. To the extent that a higher degree of uncertainty exists regarding variable consideration, these amounts are excluded from the transaction price and recognised when the uncertainty is reasonably removed.
Revenue is recognised over time, based on the extent of progress towards completion of the performance obligation, as the customer is benefiting through a continuous transfer of control to the customer. The selection of the method to measure progress towards completion requires judgement and is based on the nature of the services provided. Within the comprehensive service obligation, the timing of services occurs relatively evenly over each academic period and, as such, time elapsed is used to recognise the transfer of control to the customer on a straight-line basis.
For all Services contracts, contract losses are
determined
to be the amount by which estimated total costs of the contract exceed the estimated total revenue that will be generated, any such losses on contracts are recognised in the period in which the loss first becomes foreseeable. In addition, customer payments are defined in the contract through a payment schedule which may result in revenue being deferred or accrued. Where there is a delay between the rendering of services and payment, or vice versa, the length of time between payment and delivery of the performance obligations is generally short-term in nature or the reason for early payment relates to reasons other than financing. For these reasons and the use of the practical expedient on short-term financing, significant financing components are not recognised within Services transactions.
Software
Revenue is generated from the provision of a service that is largely performed and delivered by technology, or from the sale of product that is primarily delivered digitally. This includes digital courseware, digital learning products (including Certiport) and digital clinical products.
Revenue from the sale of digital courseware, learning and clinical products is recognised on a straight-line basis over the contract period, unless hosted by a third party or representative of a downloadable product, in which case Pearson has no ongoing obligation and recognises revenue when control transfers as the customer is granted access to the digital product.
Revenue from the sale of
‘off-the-shelf’
software is recognised on delivery or on installation of the software where that is a condition of the contract. In certain circumstances, where installation is complex, revenue is recognised when the customer has completed their acceptance procedures.
While payment for software can occur at the start of the arrangements, the length of time between payment and delivery of the performance obligations is generally short-term in nature or the reason for early payment relates to reasons other than financing. For these reasons and the use of the practical expedient on short-term financing, significant financing components are not recognised within Software transactions.
Print
Revenue is generated from the sale of physical products including printed courseware and clinical assessment physical products.
Revenue from the sale of physical products is recognised at a point in time when control passes. This is generally at the point of shipment when title passes to the customer, when the Group has a present right to payment and the significant risks and rewards of ownership have passed to the customer. Revenue from physical books sold through the direct print rental method is recognised over the rental period, as the customer is simultaneously receiving and consuming the benefits of this rental service through the passage of time.
In determining the transaction price, variable consideration exists in the form of discounts and anticipated returns. Discounts reduce the transaction price on a given transaction. A provision for anticipated returns is made based primarily on historical return rates, customer buying patterns and retailer behaviours including stock levels. If these estimates do not reflect actual returns in future periods then revenue could be understated or overstated for a particular period. Variable consideration as described above is determined using the expected value approach. The sales return liability at the end of 2025 was £19m (2024: £27m; 2023: £31m).
Print products may be sold separately or purchased together with software and / or services in bundled packages. The goods and services included in bundled arrangements are generally considered distinct performance obligations and the transaction price is allocated between the distinct performance obligations on the basis of their relative standalone selling prices. For the purposes of revenue disaggregation disclosures, bundles which include print products are categorised as Print.
Contract balances
Transactions within the Software revenue stream generally entail customer billings at or near the contract’s inception and accordingly Software deferred income balances are primarily related to subscription performance obligations to be delivered over time.
Transactions within the Services revenue streams generally entail customer
billings over time based on periodic intervals, progress towards milestones or enrolment census dates. As the performance obligations within these arrangements are delivered over time, the extent of accrued income or deferred income will ultimately depend upon the difference between revenue recognised and billings to date.
Refer to note 22 for opening and closing balances of accrued income. Refer to note 24 for opening and closing balances of deferred income. Revenue recognised during the period from changes in deferred income was driven primarily by the release of revenue over time from the items described above.
The Group capitalises incremental costs to obtain contracts with customers
where it is expected these costs will be recoverable. Incremental costs to obtain contracts with customers are considered those which would not have been incurred if the contract had not been obtained. For the Group, these costs relate primarily to sales commissions and royalty payments. The Group has elected to use the practical expedient as allowable by IFRS 15 whereby such costs will be expensed as incurred where the expected amortisation period is one year or less. Where the amortisation period is greater than one year, these costs are amortised over the contract term on a systematic basis consistent with the transfer of the underlying goods and services within the contract to which these costs relate, which will generally be on a rateable basis. The Group does not recognise any material costs to fulfil contracts with customers except those
governed by other accounting standards.
Remaining transaction price
The Group engages in contracts which span multiple periods, the aggregate amount of the transaction price which is allocated to unsatisfied or partially unsatisfied performance obligations is £980m (2024: £876m; 2023: £934m), of which £389m (2024: £391m; 2023: £368m) has been recognised on the balance sheet as deferred income. In 2025, £853m of the remaining transaction price is expected to be recognised as revenue during 2026, £100m during 2027 and £27m thereafter. The equivalent comparative amounts for 2024 are £775m, £73m and £28m, and for 2023 are £796m, £110m and £28m.